Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

The following table shows the change in the fair value of the derivative liabilities on all outstanding convertible debt at September 30, 2021 and 2020:

Description	September 30, 2021	June 30, 2020
Purchase price of the convertible debenture - net of discount	$-	$442,300
Valuation reduction during the period	-	(53,119)
Balance of derivative liability net of discount on the notes (See Consolidated Balance sheet liabilities)	$-	$389,181

Derivative calculations and presentations on the Statement of Operations
Loss on note issuance	$-	$-
Change in Derivative (Gain) Loss	-	(290,137)
Derivative Finance fees	(49,623)	-
Gain (loss) on extinguishment of debt	-	-
Derivative expense charged to operations in 2021 and 2020 (See Consolidated Statement of Operations)	$(49,623)	$(290,137)

The following table shows the change in the fair value of the derivative liabilities on all outstanding convertible debt at December 31, 2020 and at December 31, 2019:

Description	December 31, 2020	December 31, 2019
Purchase price of the convertible debenture - net of discount	$0		$442,300
Valuation reduction during the period	-		(344,326)
Balance of derivative liability net of discount on the notes (See Consolidated Balance sheet liabilities)	$0		$97,974

Derivative calculations and presentations on the Statement of Operations
Loss on note issuance	$-		$-
Change in Derivative (Gain) Loss	(13,629)		(48,453)
Derivative Finance fees	(3,209)		(318,972)
Gain (loss) on extinguishment of debt	-		(244,712)
Derivative expense charged to operations in 2020 and 2019 (See Consolidated Statement of Operations)	$(16,838)	$	(612,137)